STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation, Stock Options, Activity - USD ($)				6 Months Ended	12 Months Ended
	Jan. 01, 2015	Jan. 01, 2014	Jan. 01, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Share-based Compensation, Stock Options, Activity [Abstract]
Options Outstanding	441,064		189,211	441,064		189,211
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)			$ 12.540			$ 12.540
OptionsOutstanding, Weighted Average Remaining Contractual Term	4 years 73 days	8 years 255 days	9 years 127 days
Options Outstanding, Aggregate Intrinsic Value (in Dollars)			$ 0			$ 0
Exercisable at December 31, 2014	227,263			344,683
Exercisable at December 31, 2014 (in Dollars per share)	$ 8.110			$ 8.05
Exercisable at December 31, 2014	4 years 109 days			3 years 255 days
Exercisable at December 31, 2014 (in Dollars)	$ 573,899			$ 110,570
Options Grants				126,500	246,255	113,171
Options Grants, Weighted Average Exercise Price (in Dollars per share)				$ 6.88	$ 6.500	$ 11.585
Options Grants, Weighted Average Remaining Contractual Term				10 years	10 years	10 years
Options Grants, Aggregate Intrinsic Value (in Dollars)					$ 0	$ 0
Options Exercised					(8,400)	0
Options, Forfeitures or expirations					(74,352)	(24,830)
Options, Forfeitures or expirations, Weighted Average Exercise Price (in Dollars per share)					$ 8.115	$ 41.500
Options Outstanding	441,055	277,552		565,939	441,064
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 8.435	$ 9.570		$ 8.09
Options Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 858,766	$ 259,558		$ 118,486